Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenues	$ 768,518	$ 505,571
Cost of revenues	(591,077)	(446,542)
Gross profit	177,441	59,029
Operating expenses:
Selling and marketing expenses	(9,150)	(6,933)
General and administrative expenses	(789,510)	(464,629)
Total operating expenses	(798,660)	(471,562)
Operating loss	(621,219)	(412,533)
Other income (expenses):
Interest income	418	323
Other income	107,068	133,175
Interest expense	(9,626)	(5,620)
Other expense	(444,132)
Total other income and (expenses)	(346,272)	127,878
Loss before taxes from operations	(967,491)	(284,655)
Provision for income taxes
Net loss	(967,491)	(284,655)
Other comprehensive income:
Foreign currency translation loss	(48,010)	(1,875)
Total comprehensive loss	(1,015,501)	(286,530)
Net loss attributable to : Owners of the Company	(864,120)	(279,526)
Net loss attributable to : Non-controlling interest	(103,371)	(5,129)
Net loss	(967,491)	(284,655)
Total comprehensive loss attributable to : Owners of the Company	(908,582)	(281,043)
Total comprehensive loss attributable to : Non-controlling interest	(106,919)	(5,487)
Total comprehensive loss	$ (1,015,501)	$ (286,530)
Basic and diluted earnings (loss) per ordinary share	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding - Basic and diluted	41,106,775	36,250,000